United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  December 30, 2011

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                          December 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    COM              001055102     3802 87886.88 SH       Sole                                   87886.88
AT&T Corporation               COM              00206r102      252  8324.71 SH       Sole                                    8324.71
Abbott Laboratories            COM              002824100     3646 64833.18 SH       Sole                                   64833.18
Alliance Bankshares Corporatio COM              018535104      185 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      229  7710.00 SH       Sole                                    7710.00
Aqua America Inc.              COM                             422 19153.00 SH       Sole                                   19153.00
BB & T Corporation             COM              054937107      250  9937.00 SH       Sole                                    9937.00
Bank America Corporation       COM              060505104      250 44924.04 SH       Sole                                   44924.04
Becton, Dickinson and Company  COM              075887109      452  6050.00 SH       Sole                                    6050.00
Brown-Forman Corporation       COM                             364  4520.00 SH       Sole                                    4520.00
CVS Corporation DEL            COM              126650100     3399 83346.00 SH       Sole                                   83346.00
Caterpillar Inc.               COM              149123101      264  2911.00 SH       Sole                                    2911.00
Celgene Corporation            COM              151020104      281  4150.00 SH       Sole                                    4150.00
Chevron Corporation            COM              166764100      201  1891.00 SH       Sole                                    1891.00
China Networks International   COM              G21125102        1 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1565 34190.00 SH       Sole                                   34190.00
Cisco Systems, Inc.            COM              17275r102     2934 162299.40SH       Sole                                  162299.40
Clorox Company                 COM              189054109     1863 27984.00 SH       Sole                                   27984.00
Coca Cola Co                   COM              191216100     2790 39880.00 SH       Sole                                   39880.00
Colgate-Palmolive              COM              194162103     3556 38491.00 SH       Sole                                   38491.00
Eagle Bancorp, Inc MD          COM                             161 11100.00 SH       Sole                                   11100.00
Ecolab Inc.                    COM                            1478 25570.00 SH       Sole                                   25570.00
Equifax Inc.                   COM              294429105      952 24568.00 SH       Sole                                   24568.00
Exxon-Mobil Corporation        COM              30231G102      737  8690.00 SH       Sole                                    8690.00
Fiserv, Inc.                   COM              337738108     2010 34219.00 SH       Sole                                   34219.00
Flextronics International LTD  COM              y2573f102      963 170091.00SH       Sole                                  170091.00
General Electric Company       COM              369604103     2882 160927.00SH       Sole                                  160927.00
General Mills, Inc.            COM              370334104     1346 33310.00 SH       Sole                                   33310.00
H.J. Heinz Company             COM              423074103     1687 31224.00 SH       Sole                                   31224.00
HNI Corp                       COM                             209  8000.00 SH       Sole                                    8000.00
HSN Inc                        COM                             344  9500.00 SH       Sole                                    9500.00
Home Depot, Inc.               COM              437076102      220  5242.00 SH       Sole                                    5242.00
Hormel Foods Corporation       COM              440452100      600 20470.00 SH       Sole                                   20470.00
Hudson City Bancorp, Inc.      COM              443683107      237 38000.00 SH       Sole                                   38000.00
Intel Corporation              COM              458140100     2185 90113.00 SH       Sole                                   90113.00
International Business Machine COM              459200101     4530 24638.00 SH       Sole                                   24638.00
J.M. Smuckers Company New      COM              832696405      323  4135.00 SH       Sole                                    4135.00
Jabil Circut, Inc.             COM              466313103     1220 62077.00 SH       Sole                                   62077.00
Johnson & Johnson              COM              478160104     4252 64830.37 SH       Sole                                   64830.37
Kellogg                        COM              487836108      541 10697.00 SH       Sole                                   10697.00
Kimberly-Clark Corporation     COM              494368103     1470 19990.00 SH       Sole                                   19990.00
Kraft Foods, Inc. CL A         COM              50075n104     1213 32457.00 SH       Sole                                   32457.00
Mako Surgical Corporation      COM              560879108      790 31320.00 SH       Sole                                   31320.00
McCormick & Co., Inc.          COM              579780206      625 12400.00 SH       Sole                                   12400.00
McDonalds Corporation          COM              580135101     1568 15626.00 SH       Sole                                   15626.00
Medtox Scientific, Inc.        COM                             245 17415.00 SH       Sole                                   17415.00
Medtronic, Inc.                COM              585055106     3138 82045.00 SH       Sole                                   82045.00
Microsoft Corporation          COM              594918104     1943 74851.00 SH       Sole                                   74851.00
Oracle Corporation             COM              68389x105     1509 58840.01 SH       Sole                                   58840.01
Patterson Companies            COM              703395103     1484 50262.00 SH       Sole                                   50262.00
Pepsico, Inc.                  COM              713448108     2797 42161.53 SH       Sole                                   42161.53
Phillip Morris International   COM              718172109      666  8484.00 SH       Sole                                    8484.00
Procter & Gamble               COM              742718109     3393 50857.00 SH       Sole                                   50857.00
Prudential Financial, Inc.     COM              744320102      231  4599.00 SH       Sole                                    4599.00
Pulse Electronics Corporation  COM                             177 63075.00 SH       Sole                                   63075.00
Quest Diagnostic, Inc.         COM              74834l100     1173 20200.00 SH       Sole                                   20200.00
Stryker Corporation            COM              863667101     3175 63864.71 SH       Sole                                   63864.71
Sysco Corporation              COM              871829107     1775 60516.00 SH       Sole                                   60516.00
Wal-Mart Stores                COM              931142103     2866 47958.00 SH       Sole                                   47958.00
Walgreen Co.                   COM              931422109     2542 76880.00 SH       Sole                                   76880.00
Zogenix Inc                    COM                             142 64175.00 SH       Sole                                   64175.00
Consumer Discretionary (SPDR)                   81369y407     3393 86955.00 SH       Sole                                   86955.00
Consumer Staples (SPDR)                         81369Y308     1407 43318.00 SH       Sole                                   43318.00
DJ Internet (First Trust)                                      839 25990.00 SH       Sole                                   25990.00
DJ Transportation (iShares)                     464287192     3597 40204.00 SH       Sole                                   40204.00
DJ US Telecom (iShares)                                       1854 88275.00 SH       Sole                                   88275.00
Dow Industrials                                                312  5215.00 SH       Sole                                    5215.00
Emerging Markets (Vanguard)                     922042858     2357 61691.00 SH       Sole                                   61691.00
Energy (SPDR)                                   81369Y506      999 14457.00 SH       Sole                                   14457.00
Energy (Vanguard)                               92204a306      291  2885.00 SH       Sole                                    2885.00
FTSE China 25 Index (iShares)                   464287184      423 12135.00 SH       Sole                                   12135.00
Financials                                      74347R743      550 12395.00 SH       Sole                                   12395.00
Global Infrastructure (Index)                   454090101     1026 30890.00 SH       Sole                                   30890.00
Healthcare (SPDR)                               81369Y209      953 27470.00 SH       Sole                                   27470.00
Industrials                                     74347R727      491 11852.00 SH       Sole                                   11852.00
Industrials (SPDR)                              81369y704     2930 86822.00 SH       Sole                                   86822.00
Japan Index (iShares)                           464286848      123 13530.00 SH       Sole                                   13530.00
MSCI Canada Index (iShares)                                   1618 60815.00 SH       Sole                                   60815.00
MSCI EAFE Index (iShares)                       464287465      351  7090.00 SH       Sole                                    7090.00
MSCI Mexico Investable Mkt (iS                                1069 19880.00 SH       Sole                                   19880.00
MSCI Pacific ex-Japan (iShares                                 312  8015.00 SH       Sole                                    8015.00
MSCI South Korea (iShares)                                     708 13555.00 SH       Sole                                   13555.00
MSCI Taiwan (iShares)                           464286731      774 66133.00 SH       Sole                                   66133.00
Materials (SPDR)                                81369y100     1397 41688.00 SH       Sole                                   41688.00
Metals & Mining (SPDR)                          78464A755      444  9070.00 SH       Sole                                    9070.00
Mid-Cap (Vanguard)                              922908629     1116 15519.00 SH       Sole                                   15519.00
Nasdaq Biotechnology (iShares)                  464287556     2353 22553.00 SH       Sole                                   22553.00
Oil & Gas (ProShares UltraShor                  74347R586      205  8000.00 SH       Sole                                    8000.00
Preferred Stocks (PowerShares)                                1742 127215.00SH       Sole                                  127215.00
QQQ                                             74347r206     2447 30045.00 SH       Sole                                   30045.00
REIT (Vanguard)                                 922908553     3100 53443.00 SH       Sole                                   53443.00
Real Estate                                     74347R677      692 13575.00 SH       Sole                                   13575.00
Retail (SPDR)                                                 2214 42136.00 SH       Sole                                   42136.00
Russell Microcap (iShares)                      464288869     2083 46653.00 SH       Sole                                   46653.00
S&P 500 (ProShares Ultra)                       74347r107     2426 52293.00 SH       Sole                                   52293.00
S&P 500 (SPDR)                                  78462F103      237  1888.00 SH       Sole                                    1888.00
S&P GSSI Semiconductor (iShare                  464287523      796 16117.00 SH       Sole                                   16117.00
S&P Homebuilders (SPDR)                         78464a888     1205 70475.00 SH       Sole                                   70475.00
Technology                                      74347R693     1172 19963.00 SH       Sole                                   19963.00
Technology (SPDR)                               81369y803     3319 130427.00SH       Sole                                  130427.00
Utilities (SPDR)                                81369Y886     2521 70078.00 SH       Sole                                   70078.00
Water Resources (PowerShares)                   73935x575     1013 60120.00 SH       Sole                                   60120.00
20+ Year Treasury (ProShares U                  74347R297     1113  61583.0 SH       Sole                                    61583.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      143 19659.59700SH     Sole                                19659.59700
American Funds EuroPacific GR                   298706409      201 5739.59000SH      Sole                                 5739.59000
Growth Fund of America - Class                  399874882      792 27755.55600SH     Sole                                27755.55600
Metlife Stable Value                            000000000        0 28411.53500SH     Sole                                28411.53500
Perkins MidCap Value INV Share                  471023598      347 17210.37200SH     Sole                                17210.37200
RS Global Natural Resources Fu                  74972H705      379 10956.50200SH     Sole                                10956.50200
Templeton Glbl Balanced Cl Adv                                  78 30840.57100SH     Sole                                30840.57100
Vanguard Wellesley Income                       921938106      353 15413.07000SH     Sole                                15413.07000
Janus Aspen Balanced Portfolio                  000000000     2108 181196.4420SH     Sole                                181196.4420
Schwab Money Market Portfolio                   000000000      304 28052.7030SH      Sole                                 28052.7030
Seligman Global Technology                                     342 36930.7320SH      Sole                                 36930.7320
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       25 24526.3600SH      Sole                                 24526.3600
Seligman Global Technology                      000000000       73 10620.5486SH      Sole                                 10620.5486
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                121 DATA RECORDS              149888            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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